SIGNIFICANT ACCOUNTING POLICIES - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in extended warranty liability
Current portion	$ 11,035	$ 11,021
Noncurrent portion	3,600	3,771
Extended Warranty Liability (Deferred Income)
Movement in extended warranty liability
Beginning Balance	538	536
Revenue deferred for new extended warranty contracts	263	286
Amortization of deferred revenue	(267)	(253)
Other	(4)	(31)
Ending Balance	531	538
Current portion	264	238
Noncurrent portion	$ 267	$ 300